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                   The Hartford Financial Services Group, Inc.
                                 Hartford Plaza
                               Hartford, CT 06115
                                 (860) 547-5000


VIA EDGAR

May 7, 1998


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     The Hartford Mutual Funds, Inc.- Rule 497(j) Filing
        In Connection with Post-Effective Amendment #6
        File No. 333-2381
        CIK No. 0001006415

Dear Commissioners:

        In lieu of filing the definitive prospectus and statement of additional information for The Hartford Mutual Funds, Inc. (the "Company") pursuant to Rule 497(c) under the Securities Act of 1933, the Company certifies that:

1) the form of prospectus and statement of additional information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent registration statement, and

2) the text of the most recent registration statement was filed electronically April 24, 1998.

        Please contact me at (860) 297-6443 with any questions.


Sincerely,

/s/ Kevin J.  Carr

Kevin J. Carr
Counsel